Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 4, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Core Fixed Income Fund, Deutsche Global Inflation Fund, Deutsche GNMA Fund, Deutsche High Income Fund, Deutsche Global High Income Fund, Deutsche Short Duration Fund, Deutsche Strategic Government Securities Fund, Deutsche Ultra-Short Duration Fund and Deutsche Unconstrained Income Fund (collectively, the “Funds”), each a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 29, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.